Assets held for sale and discontinued operations - Assets and Liabilities Classified as Held-For-Sale (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	£ 10,000	£ 3,557
Total liabilities held for sale	(7,188)	£ (1,568)
Assets and liabilities classified as held for sale
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	10,000
Total liabilities held for sale	(7,188)
Net assets held for sale	2,812
The Narragansett Electric Company | Assets and liabilities classified as held for sale
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	4,129
Total liabilities held for sale	(1,658)
Net assets held for sale	2,471
The Narragansett Electric Company | Assets and liabilities classified as held for sale | Borrowings
Summary income statement and comprehensive income, discontinued operations [line items]
Total liabilities held for sale	(1,177)
The Narragansett Electric Company | Assets and liabilities classified as held for sale | Pension liabilities
Summary income statement and comprehensive income, discontinued operations [line items]
Total liabilities held for sale	(12)
The Narragansett Electric Company | Assets and liabilities classified as held for sale | Other liabilities
Summary income statement and comprehensive income, discontinued operations [line items]
Total liabilities held for sale	(469)
The Narragansett Electric Company | Assets and liabilities classified as held for sale | Goodwill
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	590
The Narragansett Electric Company | Assets and liabilities classified as held for sale | Intangible assets
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	4
The Narragansett Electric Company | Assets and liabilities classified as held for sale | Property, plant and equipment
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	3,173
The Narragansett Electric Company | Assets and liabilities classified as held for sale | Trade and other receivables
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	251
The Narragansett Electric Company | Assets and liabilities classified as held for sale | Cash and cash equivalents
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	6
The Narragansett Electric Company | Assets and liabilities classified as held for sale | Other assets
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	105
UK Gas Transmission | Assets and liabilities classified as held for sale
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	5,871
Total liabilities held for sale	(5,530)
Net assets held for sale	341
UK Gas Transmission | Assets and liabilities classified as held for sale | Borrowings
Summary income statement and comprehensive income, discontinued operations [line items]
Total liabilities held for sale	(4,165)
UK Gas Transmission | Assets and liabilities classified as held for sale | Deferred tax liabilities
Summary income statement and comprehensive income, discontinued operations [line items]
Total liabilities held for sale	(803)
UK Gas Transmission | Assets and liabilities classified as held for sale | Other liabilities
Summary income statement and comprehensive income, discontinued operations [line items]
Total liabilities held for sale	(562)
UK Gas Transmission | Assets and liabilities classified as held for sale | Intangible assets
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	159
UK Gas Transmission | Assets and liabilities classified as held for sale | Property, plant and equipment
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	4,719
UK Gas Transmission | Assets and liabilities classified as held for sale | Trade and other receivables
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	215
UK Gas Transmission | Assets and liabilities classified as held for sale | Pension assets
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	664
UK Gas Transmission | Assets and liabilities classified as held for sale | Cash and cash equivalents
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	9
UK Gas Transmission | Assets and liabilities classified as held for sale | Financing derivatives
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	93
UK Gas Transmission | Assets and liabilities classified as held for sale | Other assets
Summary income statement and comprehensive income, discontinued operations [line items]
Total assets held for sale	£ 12